Property and equipment - Additional information (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about property, plant and equipment [line items]
Property plant equipment, revalued	€ 350	€ 368
Impairments	€ (41)	€ (35)